Debt, Lease Liabilities and Other Notes Payable - Hedged Items (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about hedged items [line items]
Notional Amount				$ 122,378,292
Warrants issued by UHI
Offset against:
Foreign exchange (loss) gain derived from the hedge Open Ended Fund	$ (1,403,384)	$ 125,955
Open Ended Fund
Offset against:
Foreign exchange (loss) gain derived from the hedge Open Ended Fund	(289,298)	(317,126)
Designated as hedging instruments
Disclosure of detailed information about hedged items [line items]
Notional Amount			$ 2,470.6	46,653,315	$ 2,585.8	$ 50,869,542
Recognized in:
Comprehensive income	2,030,424	(189,213)
Total foreign exchange (loss) gain derived from hedging Senior Notes	2,030,424	(189,213)
Offset against:
Total foreign currency translation and foreign exchange gain (loss) derived from hedged assets	(2,030,424)	189,213
Designated as hedging instruments | Investment in shares of UHI
Offset against:
Foreign exchange (loss) gain derived from the hedge Open Ended Fund	(337,742)	(1,958)
Designated as hedging instruments | Warrants issued by UHI
Disclosure of detailed information about hedged items [line items]
Notional Amount			1,788.6	33,775,451	1,775.1	34,921,530
Offset against:
Foreign exchange (loss) gain derived from the hedge Open Ended Fund	(1,403,384)	(125,955)
Designated as hedging instruments | Open Ended Fund
Offset against:
Foreign exchange (loss) gain derived from the hedge Open Ended Fund	$ (289,298)	$ 317,126
Designated as hedging instruments | Net investment | Investment in shares of UHI
Disclosure of detailed information about hedged items [line items]
Notional Amount			433.7	8,189,662	421.2	8,285,286
Designated as hedging instruments | Fair value hedge of foreign currency | Open Ended Fund
Disclosure of detailed information about hedged items [line items]
Notional Amount			$ 248.3	$ 4,688,202	$ 389.5	$ 7,662,726